Summary of significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Third Party Licensed Mobile Games [Member] CNY	Dec. 31, 2013 Third Party Licensed Mobile Games [Member] CNY	Dec. 31, 2012 Third Party Licensed Mobile Games [Member] CNY	Dec. 31, 2014 Self-Developed And Acquired Mobile Games [Member] CNY	Dec. 31, 2013 Self-Developed And Acquired Mobile Games [Member] CNY	Dec. 31, 2012 Self-Developed And Acquired Mobile Games [Member] CNY
RMB to USD exchange rate used in translation	6.2046	6.2046
Impairment loss from cost method investment	$ 488,000	3,029,000
Advertising and market promotion expenses		97,576,000	27,905,000	2,779,000
Employee social security and welfare benefits included as expenses		12,174,000	3,125,000	1,106,000
Gross game revenue					217,742,000			384,382,000